Subsequent Events (Details) - Subsequent event [Member] - TEMPO AUTOMATION INC	Nov. 22, 2022 shares
Initial Subscribers
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	1,230,000
Initial Subscribers | Committed PIPE Shares
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	350,000
Initial Subscribers | PIPE Incentive Shares
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	880,000
LSA Subscribers
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	1,820,000
LSA Subscribers | Committed PIPE Shares
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	700,000
LSA Subscribers | PIPE Incentive Shares
Subsequent Event [Line Items]
Issuance of Class B ordinary shares to Sponsor (in shares)	1,120,000